Property and Equipment (Details) - Schedule of Reconciliation of Carrying Amount - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Carrying amount:
Carrying amount	$ 368,621	$ 278,866
Cleaning Machinery [Member]
Carrying amount:
Carrying amount	333,660	266,818
Computers Hardware [Member]
Carrying amount:
Carrying amount	34,961	12,048
Furniture and Fittings [Member]
Carrying amount:
Carrying amount
Office Renovation [Member]
Carrying amount:
Carrying amount
Office Equipment [Member]
Carrying amount:
Carrying amount
Cost [Member]
Cost:
Balance	1,315,124	1,298,860
Addition	205,846	112,113
Disposal		(102,707)
Effect of movement in exchange rates	29,374	6,858
Balance	1,550,344	1,315,124
Cost [Member] | Cleaning Machinery [Member]
Cost:
Balance	891,977	784,494
Addition	174,874	103,341
Disposal
Effect of movement in exchange rates	20,612	4,142
Balance	1,087,463	891,977
Cost [Member] | Computers Hardware [Member]
Cost:
Balance	287,180	379,113
Addition	30,972	8,772
Disposal		(102,707)
Effect of movement in exchange rates	6,080	2,002
Balance	324,232	287,180
Cost [Member] | Furniture and Fittings [Member]
Cost:
Balance	46,563	46,318
Addition
Disposal
Effect of movement in exchange rates	918	245
Balance	47,481	46,563
Cost [Member] | Office Renovation [Member]
Cost:
Balance	76,957	76,553
Addition
Disposal
Effect of movement in exchange rates	1,518	404
Balance	78,475	76,957
Cost [Member] | Office Equipment [Member]
Cost:
Balance	12,447	12,382
Addition
Disposal
Effect of movement in exchange rates	246	65
Balance	12,693	12,447
Accumulated Depreciation [Member]
Accumulated depreciation:
Balance	1,036,258	871,516
Addition	122,695	213,206
Disposal		(53,065)
Effect of movement in exchange rates	22,770	4,601
Balance	1,181,723	1,036,258
Accumulated Depreciation [Member] | Cleaning Machinery [Member]
Accumulated depreciation:
Balance	625,159	436,761
Addition	114,339	186,092
Disposal
Effect of movement in exchange rates	14,305	2,306
Balance	753,803	625,159
Accumulated Depreciation [Member] | Computers Hardware [Member]
Accumulated depreciation:
Balance	275,132	299,669
Addition	8,356	26,946
Disposal		(53,065)
Effect of movement in exchange rates	5,783	1,582
Balance	289,271	275,132
Accumulated Depreciation [Member] | Furniture and Fittings [Member]
Accumulated depreciation:
Balance	46,563	46,225
Addition		93
Disposal
Effect of movement in exchange rates	918	245
Balance	47,481	46,563
Accumulated Depreciation [Member] | Office Renovation [Member]
Accumulated depreciation:
Balance	76,957	76,553
Addition
Disposal
Effect of movement in exchange rates	1,518	404
Balance	78,475	76,957
Accumulated Depreciation [Member] | Office Equipment [Member]
Accumulated depreciation:
Balance	12,447	12,308
Addition		75
Disposal
Effect of movement in exchange rates	246	64
Balance	$ 12,693	$ 12,447